INCOME TAXES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2023
INCOME TAXES
Federal net operating loss carry forwards		$ 53,096,852	$ 48,132,056
Limitation on the use of net operating loss for each year		80.00%
Valuation allowance		$ 18,353,824	17,413,607
Unrecognized tax benefits	$ 0			$ 0
Charges during the period		0	0
Unrecognized tax benefits, interest or penalties	$ 0	$ 0	$ 0
Income Tax Examination, Description		With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2022 and thereafter are subject to examination by the relevant taxing authorities.